INVESTMENT IN RESIDENTIAL MORTGAGE LOANS (Details Narrative) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Jan. 04, 2013	Jun. 30, 2013 Reverse Mortgage Loans	Feb. 27, 2013 Reverse Mortgage Loans	Dec. 31, 2012 Reverse Mortgage Loans
Percentage of Investment co-owned by Nationstar		33.00%		30.00%
Percentage of Investment owned by New Residential		67.00%		70.00%
Outstanding face amount			$ 56,730		$ 83,000
Residential mortgage loans, held-for-investment	$ 33,636			$ 35,000